GOF P19 06/21

[Franklin Templeton Logo]

SUPPLEMENT DATED JUNE 7, 2021

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH FUND LISTED BELOW

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

(a series of Franklin Tax-Free Trust)

The prospectus is amended as follows:

I. The following is added to the “Fund Summary – Principal Investment Strategies” section of the prospectus:

This Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

II. The following is added to the “Fund Summary – Principal Risks” section of the prospectus:

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

IV. The following is added to the “Fund Details – Principal Investment Policies and Practices” section of the prospectus:

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

V. The following is added to the “Fund Details – Principal Risks” section of the prospectus:

Non-Diversification

The Fund is a "non-diversified" fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may result in greater fluctuation in the value of the Fund's shares and a greater risk of loss.

Please keep this supplement with your prospectus for future reference.

GOF SA10 06/21

[Franklin Templeton Logo]

SUPPLEMENT DATED JUNE 7, 2021

TO THE CURRENTLY EFFECTIVE

STATEMENTS OF ADDITIONAL INFORMATION

OF EACH FUND LISTED BELOW

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

(a series of Franklin Tax-Free Trust)

The Statement of Additional Information (SAI) is amended as follows:

I. For the Franklin Connecticut Tax-Free Income Fund, the following replaces fundamental investment restriction no. 9 under the section “Goals, Strategies and Risks – Fundamental Investment Policies:”

9. (each Fund, except Connecticut Fund:) Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

II. For the Franklin New York Tax-Free Income Fund, fundamental investment restriction no. 8 under the section “Goals, Strategies and Risks – Fundamental Investment Policies” is deleted in its entirety.

III. For the Franklin Connecticut Tax-Free Income Fund, the following is added under “Goals, Strategies and Risks – Non-Fundamental Investment Policies” section of the SAI:

The Connecticut Tax-Free Income Fund is non-diversified, which means that it generally invests a greater proportion of its assets in the securities of one or more issuers.

IV.  For the Franklin New York Tax-Free Income Fund, the following is added under “Goals, Strategies and Risks – Non-Fundamental Investment Policies” section of the SAI:

The Fund is non-diversified, which means that it generally invests a greater proportion of its assets in the securities of one or more issuers

V.  The following is added to the “Goal, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks” section of the SAI:

Non-Diversification   A non-diversified fund for purposes of the 1940 Act may, with respect to more than 25% of its assets, invest more than 5% of its assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer and/or own more than 10% of the outstanding voting securities of any one issuer. However, the Fund intends to meet certain diversification requirements for tax purposes. Generally, to meet federal tax requirements at the close of each quarter, the Fund will not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, will not invest more than 5% of its total assets in any one issuer or more than 10% of the issuer's outstanding voting securities. These limitations do not apply to U.S. government securities and securities issued by regulated investment companies. If applicable federal income tax requirements are revised, the Fund may change its diversification policies without obtaining shareholder approval.

Because a non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and/or invests overall in a smaller number of issuers than a diversified fund, the Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence or to the financial results of a single issuer than a more diversified fund might be. Similarly, the Fund's credit risk increases as more of the Fund's assets are invested in a smaller number of issuers.

VI. For the Franklin New York Tax-Free Income Fund, the first paragraph under “Organization, Voting Rights and Principal Holders” section of the SAI is replaced with the following:

1

The Fund is a non-diversified, open-end management investment company, commonly called a mutual fund. The Fund was organized as a New York corporation on May 14, 1982, reorganized as a Delaware statutory trust (a form of entity formerly known as a business trust) on July 26, 1996, and is registered with the SEC.

VII. For the Franklin Connecticut Tax-Free Income Fund, the first paragraph under “Organization, Voting Rights and Principal Holders” section of the SAI is replaced with the following:

Each Fund, except Franklin Connecticut Tax-Free Income Fund, is a diversified series of Franklin Tax-Free Trust (Trust), an open-end management investment company, commonly called a mutual fund. The Franklin Connecticut Tax-Free Income Fund is a non-diversified series of the Trust. The Trust was initially organized as a Massachusetts business trust in September 1984, was converted to a Delaware statutory trust effective July 1, 2007 and is registered with the SEC.

Please keep this supplement with your SAI for future reference.

                                                                                                                                                                                                                                               2

Franklin Connecticut Tax-Free Income Fund

The Board of Trustees of Franklin Tax-Free Trust recently approved, subject to shareholder approval, a change in the classification of the Franklin Connecticut Tax-Free Income Fund (Fund) under the Investment Company Act of 1940 from a “diversified” fund to a “non-diversified” fund. It is anticipated that in March 2021 shareholders of the Fund will receive a proxy statement requesting their votes on such proposal. If such proposal is approved by the Fund’s shareholders, it is expected that such change will be effective in mid-2021.

The Fund reserves the right to change the above at any time.

Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Connecticut as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 128 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	None[1]	1.00%	None	None

1. There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and service (12b-1) fees	0.25%	0.10%	0.65%	None	None
Other expenses	0.12%	0.12%	0.12%	0.14%	0.12%
Total annual Fund operating expenses	0.93%	0.78%	1.33%	0.70%	0.68%
Fee waiver and/or expense reimbursement	None	None	None	-0.06%[1]	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.93%	0.78%	1.33%	0.64%	0.68%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 466	$ 660	$ 870	$ 1,475
Class A1	$ 452	$ 615	$ 792	$ 1,305
Class C	$ 235	$ 421	$ 729	$ 1,601
Class R6	$ 65	$ 218	$ 384	$ 865
Advisor Class	$ 69	$ 218	$ 379	$ 847
If you do not sell your shares:
Class C	$ 135	$ 421	$ 729	$ 1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Connecticut. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Connecticut The Fund invests predominantly in Connecticut municipal securities. Therefore, events in Connecticut are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Connecticut. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	June 30, 2011	5.07%
Worst Quarter:	December 31, 2010	-4.92%
As of March 31, 2020, the Fund's year-to-date return was -0.41%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	10 Years
Franklin Connecticut Tax-Free Income Fund - Class A
Return Before Taxes	1.04%	1.21%	2.64%
Return After Taxes on Distributions	1.04%	1.21%	2.64%
Return After Taxes on Distributions and Sale of Fund Shares	1.86%	1.68%	2.85%
Franklin Connecticut Tax-Free Income Fund - Class A1	1.19%	1.23%	2.65%
Franklin Connecticut Tax-Free Income Fund - Class C	3.53%	1.46%	2.49%
Franklin Connecticut Tax-Free Income Fund - Class R6	5.28%	2.92%[1]	—
Franklin Connecticut Tax-Free Income Fund - Advisor Class	5.24%	2.14%	3.16%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	7.54%	3.53%	4.34%

1. Since inception August 1, 2017.

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Stella S. Wong Vice President of Advisers and portfolio manager of the Fund since inception (1987).

Carrie Higgins Vice President of Advisers and portfolio manager of the Fund since 2004.

Jeffrey R. Snyder Vice President of Advisers and portfolio manager of the Fund since 2014.

Effective November 2, 2020, the portfolio management team will be as follows:

John Wiley Senior Vice President of Advisers and portfolio manager of the Fund since November 2020.

Christopher Sperry, CFA Vice President of Advisers and portfolio manager of the Fund since November 2020.

John Bonelli Vice President of Advisers and portfolio manager of the Fund since November 2020.

Michael Conn Vice President of Advisers and portfolio manager of the Fund since November 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are primarily exempt from regular federal and state income tax for individual residents of Connecticut. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.